Note 8 - Income Taxes (Details) - Income Tax (Benefit) Expense Differed from the Amounts Computed By Applying The U.S. Federal Statutory Tax Rates to Pretax Income (USD $)
In Thousands, unless otherwise specified
	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax (Benefit) Expense Differed from the Amounts Computed By Applying The U.S. Federal Statutory Tax Rates to Pretax Income [Abstract]
U.S. Federal Statutory tax rate	35.00%	35.00%	35.00%	35.00%
Taxes computed at U.S. statutory rate	$ (70,505)	$ 9,267	$ 24,829	$ 3,957
State income taxes, net of Federal benefit	389	(2,232)	(459)	(702)
Preferred dividend valuation	60,202
Tax on foreign operations	396	805	(11,613)	(1,469)
Net change in reserve	(713)	(76)	5,724	(27)
Change in valuation allowances	(880)	3,635	6,915	6,674
Provision for tax on undistributed foreign earnings	752	(682)	204	(260)
Change of tax rate		(487)	(1,054)	(847)
Foreign exchange impact on provision		54	100	1,193
Non-deductible Transaction Costs	4,234	1,901
Other, net	306	776	27	1,434
Income tax (benefit) expense	$ (5,819)	$ 12,961	$ 24,673	$ 9,953
Effective tax rate	2.89%	48.95%	34.78%	88.02%